Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2021	Dec. 31, 2020
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	1.70%
Pre-tax discount rate	10.20%	8.50%
EMEAA [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.20%	1.90%
Pre-tax discount rate	12.80%	12.10%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Pre-tax discount rate	12.60%	13.30%